Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Issued March 17, 2022 [Member]	Common Stock [Member]	Common Stock [Member] Issued March 17, 2022 [Member]	Common Stock [Member] Issued April 4, 2022 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Non-controlling Interest [Member]
Beginning Balance (in shares) at Dec. 31, 2021			77,180,429
Beginning Balance at Dec. 31, 2021	$ 1,117,454		$ 772			$ 797,324	$ (253)	$ 316,008	$ 3,603
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)				75,716	10,000
Restricted shares issued		$ 1		$ 1
Restricted shares cancelled (in shares)			(2,006)
Net income	41,764							41,060	704
Foreign currency translation	(235)						(235)
Share-based compensation plan	476					476
Ending Balance (in shares) at Jun. 30, 2022			77,264,139
Ending Balance at Jun. 30, 2022	1,159,460		$ 773			797,800	(488)	357,068	4,307
Beginning Balance (in shares) at Mar. 31, 2022			77,256,145
Beginning Balance at Mar. 31, 2022	1,144,930		$ 773			797,460	(308)	343,046	3,959
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)			10,000
Restricted shares cancelled (in shares)			(2,006)
Net income	14,370							14,022	348
Foreign currency translation	(180)						(180)
Share-based compensation plan	340					340
Ending Balance (in shares) at Jun. 30, 2022			77,264,139
Ending Balance at Jun. 30, 2022	$ 1,159,460		$ 773			797,800	(488)	357,068	4,307
Beginning Balance (in shares) at Dec. 31, 2022	76,804,474		76,804,474
Beginning Balance at Dec. 31, 2022	$ 1,173,412		$ 769			798,188	(463)	364,000	10,918
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)			47,829
Restricted shares issued	1		$ 1
Net income	46,345							45,392	953
Foreign currency translation	52						52
Investment by non-controlling interest	27,270								27,270
Repurchase of common stock (in shares)			(3,350,282)
Repurchase of common stock	(44,630)		$ (34)					(44,596)
Share-based compensation plan	$ 609					609
Ending Balance (in shares) at Jun. 30, 2023	73,502,021		73,502,021
Ending Balance at Jun. 30, 2023	$ 1,203,059		$ 736			798,797	(411)	364,796	39,141
Beginning Balance (in shares) at Mar. 31, 2023			74,689,819
Beginning Balance at Mar. 31, 2023	1,184,852		$ 747			798,368	(298)	354,700	31,335
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	27,495							26,606	889
Foreign currency translation	(113)						(113)
Investment by non-controlling interest	6,917								6,917
Repurchase of common stock (in shares)			(1,187,798)
Repurchase of common stock	(16,521)		$ (11)					(16,510)
Share-based compensation plan	$ 429					429
Ending Balance (in shares) at Jun. 30, 2023	73,502,021		73,502,021
Ending Balance at Jun. 30, 2023	$ 1,203,059		$ 736			$ 798,797	$ (411)	$ 364,796	$ 39,141